Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 20, 2024
Entity Registrant Name	dei_EntityRegistrantName	360 FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001319067
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2024
Prospectus Date	rr_ProspectusDate	Oct. 19, 2024
M3Sixty Onchain U.S. Government Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”) is to provide investors with a high level of current income consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (“NAV”) per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has estimated these expenses for the first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 99.5% of its total assets in Government securities, cash, and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States under authority granted by the U.S. Congress; or any certificate of deposit for any of the preceding. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks, and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to operate as a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). The Fund will give shareholders at least 60 days’ advance notice of any change to the 99.5% policy.

The Fund uses the amortized cost valuation method to seek to maintain a stable $1.00 share price and does not intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future after providing prior notice to shareholders.

The Fund invests in:

●	U.S. government securities, which may include fixed, floating, and variable rate securities.

●	Repurchase agreements, which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed-upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

The Fund only buys securities that at the time of acquisition are “eligible securities,” as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation). The Fund invests only in U.S. dollar-denominated securities.

The Fund does not invest in any crypto or digital assets.

Use of Blockchain. CERES Coin TA, LLC (“CERES”), the Fund’s sub-transfer agent, maintains the record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and a private, permissioned blockchain network. Blockchain technology for mutual funds is relatively new and still evolving. CERES will reconcile these records with the official record of share ownership maintained by the M3Sixty Administration, the transfer agent. Like traditional fund recordkeeping systems, all Fund and shareholder records in this blockchain-integrated system are under the complete control of the transfer agent. The Fund’s investment manager and transfer agent expect that the blockchain-integrated recordkeeping system will provide operational efficiencies without negatively impacting the quality of the transfer agency services. The shares are not currently traded on any exchanges.

Generally, a blockchain is an immutable transaction ledger maintained within a distributed network of peer nodes. The immutability of the blockchain means that once an entry is accepted onto the ledger, it cannot be deleted or changed. Although the blockchain is an integral part of the Fund’s operations, the transfer agent is responsible for the accuracy of share ownership; a person holding shares due to errors or unauthorized transactions on the blockchain will have no legal claim to such shares.

These nodes each keep a copy of the ledger by applying transactions validated by a consensus protocol, grouped into blocks that include a hash that binds each block to the preceding block. Many blockchains, such as Bitcoin and Ethereum, are classified as permissionless public blockchain technology because they are public networks open to anyone, where participants interact anonymously. However, many enterprise use cases require performance characteristics that permissionless blockchain technologies cannot deliver currently. In addition, it is hard to identify the participants in a public but anonymous blockchain. Since such identity is necessary for financial transactions where Know-Your-Customer (“KYC”) and Anti-Money Laundering (“AML”) regulations must be followed, the Fund uses a private permissioned blockchain.

Private permissioned blockchains allow known and identified users to interact in a trusted environment. CERES built its proprietary blockchain-integrated system on the Linux Foundations Hyperledger Fabric, an enterprise-grade, distributed ledger platform. The following sections describe critical aspects of the Hyperledger Fabric protocol.

Hyperledger Fabric uses smart contracts and is a system by which participants manage their transactions. The private protocol is permissioned, requiring users to enroll through a trusted Membership Service Provider (“MSP”). Each MSP maintains a network of networks that is separate and private from other networks. This allows MSPs to create unique communities of users with enhanced privacy features. This setup enables the MSP to maintain transaction privacy while sharing hashes as transaction evidence on the ledger. The sub-transfer agent CERES is the MSP for the Fund’s shareholders, and their private data will be available only to CERES.

On the Hyperledger Fabric platform, unlike with a public permissionless network, the participants are known to each other. Upon the creation of an account through the App or the Fund’s Web Portal (the “Web Portal”), CERES will create an account for each investor, and they will be able to track the balance of any Fund shares in their account through the App or the Web Portal after reconciling any shareholder activity with the transfer agent. The Hyperledger Fabric used by the Fund uses smart contracts to issue shares. Smart contracts define important properties of the shares, including how they can be purchased and redeemed.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has recently commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Updated performance information will be available at no cost by calling (877) 244-6235 or visiting its website at www.m3sixtyfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has recently commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.m3sixtyfunds.com
M3Sixty Onchain U.S. Government Money Market Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The Fund may impose a fee upon the sale of your shares if the Board determines it is in the best interest of shareholders.

M3Sixty Onchain U.S. Government Money Market Fund | Government Money Market Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Money Market Fund Risk. The Fund is a “government money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “government money market fund” is a money market fund that invests 99.5 percent or more of its total assets in cash, government securities, and repurchase agreements that are collateralized fully. As a “government money market fund,” the Fund can value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. The Fund must impose liquidity fees on fund redemptions if the Board determines that doing so is in the best interest of shareholders.

M3Sixty Onchain U.S. Government Money Market Fund | Stable Net Asset Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stable Net Asset Value Risk. If the Fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the marketplace), the Fund could experience increased redemptions, which may adversely impact the Fund’s share price. The Fund is permitted, among other things, to reduce or withhold any income and gains generated from its portfolio to maintain a stable $1.00 share price.

M3Sixty Onchain U.S. Government Money Market Fund | U.S. Government Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities. Not all obligations of the U.S. Government, its agencies, and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases, there may be some risk of default by the issuer. Government agency or instrumentality issues have different levels of credit support.

M3Sixty Onchain U.S. Government Money Market Fund | U.S. government-sponsored entities ("GSEs") Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. government-sponsored entities (“GSEs”) Risk. GSEs, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae, Freddie Mac, and certain other GSEs, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

M3Sixty Onchain U.S. Government Money Market Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk. When the Fund enters into a repurchase agreement, it is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the chance that when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed-upon price (usually higher) and time, the counterparty will not repurchase the security.

M3Sixty Onchain U.S. Government Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. A decline in the credit quality of an issuer, guarantor, or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor, or liquidity provider of a portfolio investment or a counterparty fails to make or is perceived as unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. Even though the Fund’s investments in repurchase agreements are fully collateralized, there is some risk to the Fund if the other party defaults on its obligations and the Fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the Fund’s portfolio holdings can change rapidly in specific market environments, and any downgrade or default on the part of a single portfolio investment could cause the Fund’s share price or yield to fall. Certain U.S. government securities that the Fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (“FHFA”) since September 2008, Fannie Mae and Freddie Mac have only kept lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the issuer’s credit. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the Fund owns do not extend to the shares of the Fund itself.

M3Sixty Onchain U.S. Government Money Market Fund | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new and, as a result, carries specific risks inherent in unestablished mutual funds, including the chance that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds may not benefit from the same economies of scale, experience, or name recognition that larger, older funds might. The Fund has selected to use a private, permissioned blockchain instead of a public, permissionless one, which is the type of blockchain used by other investment companies with a similar strategy to the Fund. The Fund believes the private, permissioned blockchain is more appropriate because it offers greater privacy, governance controls, scalability, and efficiency. Such a blockchain also allows the Fund’s sub-transfer agent greater control over compliance with federal securities laws.

M3Sixty Onchain U.S. Government Money Market Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

M3Sixty Onchain U.S. Government Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During exceptionally low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Changing interest rates may have unpredictable effects on markets, result in heightened market volatility, and detract from the Fund’s ability to achieve its investment objective.

M3Sixty Onchain U.S. Government Money Market Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may significantly affect the Fund’s ability to maintain a stable $1.00 share price. If any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

M3Sixty Onchain U.S. Government Money Market Fund | Money Market Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. These changes may result in reduced yields for money market funds, including the Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, impacting the Fund’s structure, operation, or performance.

M3Sixty Onchain U.S. Government Money Market Fund | Other Investment Companies - Money Market Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Other Investment Companies – Money Market Funds Risk. A money market fund may only invest in other investment companies that qualify as government money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the costs of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

M3Sixty Onchain U.S. Government Money Market Fund | Blockchain Networks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Blockchain Networks Risk. The suitability of the blockchain networks (and their underlying blockchain ledgers) on which direct shareholders rely could decline due to various causes, adversely affecting the functionality of the shares and an investment in the Fund. Blockchain networks are based on software protocols that govern the peer-to-peer interactions between computers connected to these networks. The Fund’s blockchain networks’ ledgers are private and will store the complete transaction history from issuing the shares. Although the blockchain network is private, if there are data security breaches, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund.

Shares that are issued using blockchain technology would be subject to the following risks (among others):

1.	a rapidly evolving regulatory landscape in the United States and other countries, which might result in security, privacy, or other regulatory concerns that could require changes to the way transactions in the shares are recorded;

2.	the possibility of undiscovered technical flaws in the sub-transfer agent’s blockchain-integrated system or underlying technology, including in the process by which transactions are recorded to a blockchain or by which the validity of a copy of such blockchain can be proven;

3.	the possibility that cryptographic or other security measures that authenticate prior transactions for a blockchain could be compromised or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

4.	the possibility that new technologies or services inhibit access to a blockchain;

5.	the possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains; and

6.	because of the differences between the way that shares are issued and recorded as compared to the shares in a traditional mutual fund, there is a risk that issues, that might quickly be resolved by existing law if conventional methods were used, may not be resolved promptly for the Fund’s shares. The occurrence of any related problem or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

M3Sixty Onchain U.S. Government Money Market Fund | Risks related to the Hyperledger Fabric Network [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks related to the Hyperledger Fabric Network. As a private, permissioned network, the Hyperledger Fabric network does not have all the same risks as a public, permissionless network, but there are still related risks. The network uses smart contracts that can be vulnerable to bugs or security breaches. Any identity verification and access control issues could compromise the network’s security. During upgrades to smart contracts, the network may experience disruptions or other unintended consequences. There is also the risk of data leakage if private and confidential information is not handled correctly by the network or the MSPs.

From a technical perspective, other potential risks include network congestion or compatibility issues when the Hyperledger Fabric network is integrated with legacy systems. The network also uses the Byzantine Fault Tolerance as its consensus mechanism. This allows the network to continue functioning as long as two-thirds of the network agree or reach a consensus. This mechanism could fail if malicious actors cause over one-third of the network nodes to fail or act maliciously.

M3Sixty Onchain U.S. Government Money Market Fund | Blockchain Regulation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Blockchain Regulation Risk. New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions to shareholders, any secondary market liquidity and market price of shares (should such secondary market liquidity be available in the future), shareholders’ ability to access or otherwise utilize an exchange or platform for trading of the shares (should such a platform or exchange exist in the future and such activity be permitted by the Fund), and the structure, rights and transferability of the shares held by.

Various foreign jurisdictions may adopt laws, regulations, or directives that affect a blockchain network and its users, developers, and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations, or directives may conflict with those of the United States or directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund, and the Fund’s service providers.

M3Sixty Onchain U.S. Government Money Market Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents, and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The Fund’s service providers to the Fund have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or its service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber-attacks are constantly developing. Therefore, there is a chance that some risks have not been identified or prepared for or that an attack may not be detected, which limits the Fund’s ability to plan for or respond to a cyber-attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

M3Sixty Onchain U.S. Government Money Market Fund | M3Sixty Onchain U.S. Government Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGOVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.69%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 446

[1]	The Fund has entered into a Sub-Transfer Agency Agreement with CERES Coin TA, LLC to perform various on-chain sub-transfer agency, registrar, and shareholder services on behalf of the Fund and its shareholders.
[2]	The Fund has estimated these expenses for the first fiscal year.
[3]	M3Sixty Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2025, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, sub-transfer agency fees and other shareholder service fees, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 0.78% of each share class’s average daily net assets attributable to the investor. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”) on 60 days’ written notice to the Fund’s Adviser.